RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Sep. 30, 2025
RELATED PARTY TRANSACTIONS [Abstract]
Transactions with Related Parties
The Group conducts material transactions with WGI through WSI and/or WTI, which entities are service providers for WGI. These transactions and related balances are as follows:

	As of
	September 30, 2025	March 31, 2025
Receivables – clients – unsettled trade	$—	$1,549,709
Receivables – clients – margin loan (net)(i)(ii)	349	3,276,678
Receivables – software licensing (including subscription based) and related support services	1,800,000	600,000

	As of
	September 30, 2025	March 31, 2025
Receivables – Total(iii)	$1,800,349	$5,426,387
Contract assets	400,000	1,200,000
Payables – brokerage services	$40,745	$1,417,153
Payables – Broker-dealer	—	75,136
Payables – Total	$40,745	$1,492,289

(i)	WSI extended a credit line of nil and $4.3 million to WGI for margin transactions during the six months ended September 30, 2025 and 2024.
(ii)	As of September 30, 2025 and March 31, 2025, the amounts consisted of margin loan receivables of nil and $3.5 million, net of client payables of nil and $0.2 million, respectively.
(iii)
As of September 30, 2025 and March 31, 2025, receivables from this customer, including margin loan receivables, have been either fully collateralized by the client-owned securities held in the customer’s account or fully collected.

	For the six months ended September 30,
	2025	2024
Revenues – brokerage commission and handling charge income	$1,388,432	$892,837
Revenues – interest income	446,360	520,183
Revenues – software licensing (including subscription based) and related support services	400,000	600,000
Total	$2,234,792	$2,013,020

The Group conducts transactions with Zhou Kai through WSI. These transactions and related balance are as follows:

	As of
	September 30, 2025	March 31, 2025
Receivables – clients – margin loan	$2,839	$—

	For the six months ended September 30,
	2025	2024
Revenues – brokerage commission and handling charge income	$2,065	$—
Revenues – interest income	6,448	—
Total	$8,513	$—

	As of
	September 30, 2025	March 31, 2025
Zhou Kai(i)	$12,505	$31,682
Shenzhen Jinhui(ii)	2,528,305	1,766,092
Due to related parties	$2,540,810	$1,797,774

(i)
The balance represents borrowings from Zhou Kai for the Group’s daily operational purposes. The borrowings are interest-free, unsecured and due on demand. During the six months ended September 30, 2025 and 2024, there was no advances from Zhou Kai. During the six months ended September 30, 2025 and 2024, the Group repaid borrowings from Zhou Kai of nil and $1.8 million, respectively.

(ii)
The balance represents unpaid service fees to Shenzhen Jinhui, a service provider and sub-contractor of the Group’s project management services. Based on the services agreement, Shenzhen Jinhui charges the Group certain percents of markup above its costs relating to service provided to the Group. During the six months ended September 30, 2025 and 2024, the Group purchased outsourcing and related support services of approximately $0.7 million and $0.5 million, respectively, from Shenzhen Jinhui which were recorded as software licensing and related support outsourcing costs.